SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Text block [abstract]
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS
In February 2020, the Company signed a lease agreement extension for the Vancouver office at 6 years for a total lease agreement costs of approximately $3,650,000.